Long-Term Debt, net - 2021 Refinancing (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 12, 2021 USD ($)	Apr. 12, 2021 USD ($) installment	May 31, 2022 USD ($)	Dec. 31, 2023 USD ($) installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 11, 2021 USD ($)
Line of Credit Facility [Line Items]
Proceeds from sale and leaseback agreement		$ 135,000
Gain/(loss) on debt extinguishment, net		111,600		$ (2,254)	$ 4,351	$ 111,616
2018 Credit Facilities
Line of Credit Facility [Line Items]
Legal and other fees				2,300
Loan arrangement fees deferred				15,600
Royal Bank of Scotland [Member]
Line of Credit Facility [Line Items]
Deferred gain on debt extinguishment				33,300
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Credit facility		$ 815,000
Line of credit term		4 years
Number of quarterly instalments | installment		16
Amount of quarterly instalment		$ 20,400	$ 12,900
Balloon payment at maturity	$ 489,000		309,000
Additional fees amount				$ 12,000
Additional fees number of quarterly payments | installment				8
Outstanding balance					$ 437,750
Gain/(loss) on debt extinguishment, net			$ 26,900
Citibank/Natwest $815 mil. Facility | LIBOR
Line of Credit Facility [Line Items]
Spread on variable rate	2.50%
Senior unsecured notes
Line of Credit Facility [Line Items]
Net proceeds		294,400
Face amount of debt							$ 300,000
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Line of Credit Facility [Line Items]
Credit facility		382,500
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank | HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Line of Credit Facility [Line Items]
Accumulated accrued interest		75,300
Royal Bank of Scotland [Member]
Line of Credit Facility [Line Items]
Accumulated accrued interest		$ 475,500
Gain/(loss) on debt extinguishment, net				$ 35,600